Sep. 30, 2017

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 14, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED SEPTEMBER 30, 2017, OF

WESTERN ASSET ADJUSTABLE RATE INCOME FUND (THE “FUND”)

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Effective September 7, 2018, Class A shares of the fund will be available for purchase without an initial sales charge. In addition, Class C shares of the fund will be closed to new purchases, except for new purchases by Retirement Plans (as defined in the fund’s Prospectus) and incoming exchanges by eligible Retirement Plans. Additional Class C shares may be acquired through the reinvestment of dividends. Current Class C shareholders may continue to hold their Class C shares. Also, effective September 7, 2018, Class C and Class C1 shares of the fund will be eligible to exchange for Class A shares of the fund, subject to any applicable contingent deferred sales charge with respect to any Class C shares being exchanged.

Effective September 7, 2018, the following replaces the table labeled “Shareholder fees” and related footnotes and the expense example in the section of the fund’s Summary Prospectus and Prospectus entitled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None	1.00	None	None	None	None	None
Small account fee[2]	$15	$15	$15	None	None	None	None

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	86	268	466	1,038
Class C (with redemption at end of period)	266	523	904	1,974
Class C (without redemption at end of period)	166	523	904	1,974
Class C1 (with or without redemption at end of period)	140	445	772	1,698
Class FI (with or without redemption at end of period)	90	313	554	1,246
Class R (with or without redemption at end of period)	115	390	687	1,532
Class I (with or without redemption at end of period)	54	195	350	799
Class IS (with or without redemption at end of period)	44	173	314	723